Schedule of Segment Expenses, Other Segment Items, and Segment Operating Loss (Details) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Abstract]
Revenue		$ 294,014		$ 325,092		$ 1,566,631		$ 438,292
Costs of revenue		525,816		313,382		1,465,824		719,993
Selling, general and administrative expenses		4,015,219		1,007,430		12,116,600		2,368,745
Other segment items		1,700,159	[1]	974,041	[1]	2,785,951	[2]	2,300,861	[2]
Loss (gain) on sale/ exchange of equipment						(1,015,803)		(921,322)
Segment expenses		3,113,237		1,486,340		15,352,572		4,468,277
Loss from operations		(2,819,223)		(1,161,248)		$ (13,785,941)		$ (4,029,985)
Other income	[3]	$ (3,127,957)		$ (808,513)

[1]	Other segment items for the reportable segment include share-based compensation and other expenses.
[2]	Other segment items for the reportable segment include share-based compensation and other expenses.
[3]	Other income includes foreign currency transaction gains and losses.